Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 7,995	$ 16,547	$ 55,141	$ 46,766
General and administrative	6,132	7,287	25,761	27,926
Restructuring and other charges	18,003	0
Total operating expenses	32,130	23,834	80,902	74,692
Loss from operations	(32,130)	(23,834)	(80,902)	(74,692)
Interest and other income, net	2,960	884	4,440	3,556
Net loss	$ (29,170)	$ (22,950)	$ (76,462)	$ (71,136)
Net loss per share, basic	$ (0.48)	$ (0.39)	$ (1.29)	$ (1.29)
Net loss per share, diluted	$ (0.48)	$ (0.39)	$ (1.29)	$ (1.29)
Weighted average common shares outstanding, basic	60,645,652	58,799,157	59,372,357	54,948,808
Weighted average common shares outstanding, diluted	60,645,652	58,799,157	59,372,357	54,948,808
Comprehensive loss:
Net loss	$ (29,170)	$ (22,950)	$ (76,462)	$ (71,136)
Other comprehensive gain (loss):
Unrealized gains (losses) on marketable securities	165	(439)	(151)	(7)
Total other comprehensive gain (loss)	165	(439)	(151)	(7)
Total comprehensive loss	$ (29,005)	$ (23,389)	$ (76,613)	$ (71,143)